Liability related to right of use of assets - Schedule of maturity of lease liabilities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Disclosure of maturity analysis of operating lease payments [line items]
Short term	$ 32,902,237	$ 1,695	$ 27,632,357
Long term	101,246,574	$ 5,215	71,021,868
Total	$ 134,148,811		$ 98,654,225